Investment in Equity Investees - Schedule of recognized Share of Equity Method Investments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of recognized Share of Equity Method Investments [Line Items]
Share of profit of equity investees	$ 730
Carlico [Member]
Schedule of recognized Share of Equity Method Investments [Line Items]
Share of profit of equity investees
RGSB [Member]
Schedule of recognized Share of Equity Method Investments [Line Items]
Share of profit of equity investees	$ 730